SCHEDULE OF BALANCES WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Medigus receivable		$ 47
Medigus payable	$ 13